UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-05407

Trust for Credit Unions
(Exact name of registrant as specified in charter)

615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay E. Johnson	With Copies To:
Callahan Financial Services, Inc.	Michael P. Malloy
1001 Connecticut Avenue NW, Suite 1001	Drinker Biddle & Reath LLP
Washington, DC 20036	One Logan Square, Suite 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-342-5828

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b 1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of  information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Government Portfolio
Portfolio of Investments – November 30, 2018 (Unaudited)

Par Value		Value

CORPORATE BONDS - 11.08%
	Financials - 11.08%
$ 3,000,000	Branch Banking & Trust Co.,
	3 Month LIBOR USD + 0.220%
	2.541%, 06/01/20 (a)	$ 2,992,161
9,200,000	Capital One NA,
	2.350%, 01/31/20	9,086,307
3,000,000	Citizens Bank NA,
	3 Month LIBOR USD + 0.540%
1,000,000	2.861%, 03/02/20 (a)	2,998,174
5,000,000	2.250%, 10/30/20	973,052
	3 Month LIBOR USD + 0.810%
	3.499%, 05/26/22 (a)	4,966,999
5,550,000	Compass Bank,
	3 Month LIBOR USD + 0.730%
	3.061%, 06/11/21 (a)	5,538,576
2,350,000	Discover Bank,
	3.100%, 06/04/20	2,326,917
2,267,000	KeyBank NA,
	2.350%, 03/08/19	2,263,473
4,000,000	Manufacturers & Traders Trust Co.,
	3 Month LIBOR USD + 0.610%
	3.250%, 05/18/22 (a)	4,019,568
5,000,000	Regions Bank,
	3 Month LIBOR USD + 0.380%
	2.776%, 04/01/21 (a)	4,958,348
	Total Corporate Bonds	40,123,575
	(Cost $40,416,268)

ASSET BACKED SECURITIES - 0.25%
	Federal National Mortgage Association REMIC - 0.21%
54,628	Series 2001-W4, Class AV1
	1 Month LIBOR USD + 0.280%
	2.595%, 02/25/32 (a)	54,056
97,273	Series 2002-W2, Class AV1
	1 Month LIBOR USD + 0.260%
	2.575%, 06/25/32 (a)	94,245
637,868	Series 2002-T7, Class A1
	1 Month LIBOR USD + 0.110%
	2.501%, 07/25/32 (a)	620,335
		768,636

	National Credit Union Administration - 0.04%
126,854	Series 2010-A1, Class A
	1 Month LIBOR USD + 0.350%
	2.667%, 12/10/20 (a)	126,952
		126,952
	Total Asset Backed Securities	895,588
	(Cost $916,646)

COLLATERALIZED MORTGAGE OBLIGATIONS - 28.55%
	Federal Home Loan Mortgage Corporation REMIC - 6.05%
1,552	Series 1009, Class D
	1 Month LIBOR USD + 0.600%
	2.907%, 10/15/20 (a)	1,559
7,224	Series 1066, Class P
	1 Month LIBOR USD + 0.900%
	3.207%, 04/15/21 (a)	7,290
10,105	Series 1222, Class P
	10 Year CMT Rate -0.400%
	2.740%, 03/15/22 (a)(b)	10,131
25,963	Series 1250, Class J
	7.000%, 05/15/22 (b)	26,314
6,192	Series 1448, Class F
	1 Month LIBOR USD + 1.400%
	3.707%, 12/15/22 (a)(c)	6,323
82,995	Series 3777, Class DA
	3.500%, 10/15/24 (c)	82,991
1,131,960	Series 2977, Class M
	5.000%, 05/15/25 (b)	1,156,988
2,053,511	Series 3702, Class FG
	1 Month LIBOR USD + 0.450%
	2.757%, 08/15/32 (a)(d)	2,067,833
2,097,882	Series 3346, Class FT
	1 Month LIBOR USD + 0.350%
	2.657%, 10/15/33 (a)(b)(d)	2,107,515
1,461,220	Series 3208, Class FH
	1 Month LIBOR USD + 0.400%
	2.707%, 08/15/36 (a)	1,466,944
122,934	Series 3231, Class FB
	1 Month LIBOR USD + 0.350%
	2.657%, 10/15/36 (a)	123,071
78,249	Series 3314, Class FC
	1 Month LIBOR USD + 0.400%
	2.707%, 12/15/36 (a)	78,439
401,241	Series 3545, Class FA
	1 Month LIBOR USD + 0.850%
	3.157%, 06/15/39 (a)	409,408
842,802	Series 4248, Class QF
	1 Month LIBOR USD + 0.500%
	2.807%, 06/15/39 (a)(d)	847,681

1,453,767	Series 4316, Class FY
	1 Month LIBOR USD + 0.400%
	2.707%, 11/15/39 (a)(c)	1,459,531
504,800	Series 3827, Class KF
	1 Month LIBOR USD + 0.370%
	2.677%, 03/15/41 (a)	506,392
73,842	Series 3868, Class FA
	1 Month LIBOR USD + 0.400%
	2.707%, 05/15/41 (a)	74,049
57,198	Series 4109, Class EC
	2.000%, 12/15/41 (c)(d)	44,170
1,698,121	Series 4606, Class FL
	1 Month LIBOR USD + 0.500%
	2.807%, 12/15/44 (a)(d)	1,710,849
9,724,546	Series 4748, Class DF
	1 Month LIBOR USD + 0.300%
	2.607%, 08/15/47 (a)(b)	9,724,120
		21,911,598
	Federal National Mortgage Association REMIC - 9.92%
5,214	Series 1990-145, Class A
	2.953%, 12/25/20 (a)	5,214
57,064	Series 1991-67, Class J
	7.500%, 08/25/21 (b)	58,581
67,575	Series 1992-137, Class F
	1 Month LIBOR USD + 1.000%
	3.315%, 08/25/22 (a)	68,588
88,139	Series 1993-027, Class F
	1 Month LIBOR USD + 1.150%
	3.465%, 02/25/23 (a)(e)	89,736
47,608	Series 1998-21, Class F
	T1Y + 0.350%
	2.930%, 03/25/28 (a)	47,764
167,741	Series 2011-137, Class A
	4.000%, 06/25/29 (c)	168,069
143,936	Series 2000-16, Class ZG
	8.500%, 06/25/30 (c)	167,389
133,911	Series 2000-32, Class Z
	7.500%, 10/18/30	150,591
208,713	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400%
	2.715%, 06/25/36 (a)	208,719
222,923	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400%
	2.715%, 08/25/36 (a)(b)	222,917
270,822	Series 2006-79, Class PF
	1 Month LIBOR USD + 0.400%
	2.715%, 08/25/36 (a)(b)	272,142
617,788	Series 2006-111, Class FA
	1 Month LIBOR USD + 0.380%

	2.695%, 11/25/36 (a)	619,272
260,185	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	2.765%, 08/25/37 (a)	262,010
265,835	Series 2007-92, Class OF
	1 Month LIBOR USD + 0.570%
	2.885%, 09/25/37 (a)	269,315
537,510	Series 2007-85, Class FC
	1 Month LIBOR USD + 0.540%
	2.855%, 09/25/37 (a)	543,465
279,006	Series 2007-86, Class FC
	1 Month LIBOR USD + 0.570%
	2.885%, 09/25/37 (a)	281,324
353,910	Series 2007-99, Class FD
	1 Month LIBOR USD + 0.600%
	2.915%, 10/25/37 (a)	358,553
34,497	Series 2009-84, Class WF
	1 Month LIBOR USD + 1.100%
	3.415%, 10/25/39 (a)	35,394
1,270,038	Series 2014-19, Class FA
	1 Month LIBOR USD + 0.400%
	2.715%, 11/25/39 (a)(c)	1,275,224
1,426,367	Series 2014-19, Class FJ
	1 Month LIBOR USD + 0.400%
	2.715%, 11/25/39 (a)(c)	1,432,055
687,753	Series 2010-123, Class FL
	1 Month LIBOR USD + 0.430%
	2.745%, 11/25/40 (a)(b)	692,297
2,850,658	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400%
	2.715%, 04/25/41 (a)(b)	2,865,166
331,424	Series 2011-63, Class FG
	1 Month LIBOR USD + 0.450%
	2.765%, 07/25/41 (a)	333,735
795,823	Series 2012-38, Class JE
	3.250%, 04/25/42 (b)	763,994
2,599,772	Series 2015-30, Class AB
	3.000%, 05/25/45	2,566,919
5,352,427	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400%
	2.715%, 09/25/46 (a)	5,373,066
6,177,754	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500%
	2.815%, 11/25/46 (a)	6,164,400
4,228,590	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400%
	2.715%, 05/25/47 (a)	4,243,674
4,756,354	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350%

	2.665%, 01/25/48 (a)	4,748,576
1,621,230	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840%
	3.155%, 04/25/48 (a)(d)	1,645,130
		35,933,279
	Government National Mortgage Association - 12.23%
1,927,056	Series 2016-H24, Class BF
	12 Month LIBOR USD + 0.230%
	3.155%, 11/20/66 (a)	1,927,891
4,158,888	Series 2017-H09, Class FJ
	1 Month LIBOR USD + 0.500%
	2.774%, 03/20/67 (a)	4,170,257
4,216,547	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520%
	2.794%, 03/20/67 (a)	4,237,289
9,579,224	Series 2017-H11, Class FV
	1 Month LIBOR USD + 0.500%
	2.774%, 05/20/67 (a)	9,613,333
4,647,511	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400%
	2.674%, 01/20/68 (a)	4,646,943
9,949,597	Series 2018-H01, Class FG
	12 Month LIBOR USD + 0.150%
	2.250%, 01/20/68 (a)	9,928,221
9,813,771	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080%
	2.860%, 07/20/68 (a)	9,754,323
		44,278,257
	National Credit Union Administration - 0.35%
194,513	Series 2011-R1, Class 1A
	1 Month LIBOR USD + 0.450%
	2.768%, 01/08/20 (a)(d)	194,794
805,902	Series 2011-R2, Class 1A
	1 Month LIBOR USD + 0.400%
	2.718%, 02/06/20 (a)	805,876
283,240	Series 2011-R3, Class 1A
	1 Month LIBOR USD + 0.400%
	2.715%, 03/11/20 (a)	283,609
		1,284,279
	Total Collateralized Mortgage Obligations	103,407,413
	(Cost $103,489,957)

MORTGAGE-BACKED OBLIGATIONS - 5.90%
	Federal Home Loan Mortgage Corporation - 0.14%
16,135	H15T1Y + 2.127%
	6.893%, 11/01/19 (a)	16,143
41,454	6 Month LIBOR USD + 1.254%
	3.753%, 11/01/22 (a)	42,021

13,092	6 Month LIBOR USD + 1.156%
	3.637%, 11/01/22 (a)	13,137
12,652	6 Month LIBOR USD + 2.228%
	4.727%, 10/01/24 (a)	12,789
1,521	H15T3Y + 2.224%
	3.114%, 10/01/25 (a)	1,513
312,345	H15T3Y + 2.550%
	4.210%, 08/01/28 (a)	310,951
12,179	H15T1Y + 1.618%
	3.718%, 07/01/29 (a)	12,351
90,831	H15T1Y + 2.002%
	4.213%, 05/01/31 (a)	92,866
		501,771
	Federal Home Loan Mortgage Corporation Gold - 0.92%
5,667	5.500%, 01/01/20	5,689
19,398	4.500%, 10/01/20	19,759
3,224	3.500%, 12/01/20	3,234
11,368	3.500%, 10/01/22	11,401
773	4.500%, 07/01/23	798
3,216,441	4.000%, 07/01/29	3,285,306
		3,326,187
	Federal National Mortgage Association - 4.30%
23,006	11th District Cost of Funds Index + 1.250%
	6.864%, 12/01/19 (a)	22,998
855	5.000%, 01/01/20	884
380	H15BDI6M + 1.750%
	3.738%, 01/01/20 (a)	380
328	H15T1Y + 2.195%
	5.695%, 05/01/20 (a)	329
28,603	3.500%, 09/01/20	28,699
2,415	3.500%, 10/01/20	2,423
10,771	3.500%, 03/01/21	10,807
23,704	H15T1Y + 2.000%
	6.900%, 02/01/22 (a)	23,891
7,411,685	2.669%, 08/01/22	7,296,150
12,567	H15BDI6M + 2.425%
	5.925%, 10/01/25 (a)	12,255
1,568	H15T1Y + 2.112%
	4.139%, 02/01/27 (a)	1,565
185,226	5.000%, 03/01/27	192,483
4,205	H15T1Y + 1.750%
	4.060%, 07/01/27 (a)	4,227
31,412	11th District Cost of Funds Index + 1.250%
	2.592%, 07/01/27 (a)	31,231
53,783	11th District Cost of Funds Index + 1.500%
	4.681%, 01/01/29 (a)	56,159
14,124	11th District Cost of Funds Index + 1.500%
	4.668%, 02/01/29 (a)	14,997
36,071	11th District Cost of Funds Index + 1.799%

	2.813%, 08/01/29 (a)	35,978
3,277,379	4.000%, 03/01/31	3,342,850
48,608	12 Month LIBOR USD + 1.755%
	4.505%, 07/01/32 (a)	49,419
58,793	H15T1Y + 2.255%
	4.505%, 07/01/32 (a)	59,740
9,137	6.000%, 08/01/32	9,830
193,428	H15T1Y + 2.625%
	4.561%, 09/01/32 (a)	200,725
32,298	12 Month LIBOR USD + 1.225%
	4.100%, 01/01/33 (a)	33,306
31,410	H15T1Y + 2.220%
	4.130%, 06/01/33 (a)	33,127
468,261	11th District Cost of Funds Index + 1.250%
	4.609%, 08/01/33 (a)	499,441
2,303	6.000%, 11/01/33	2,517
269,333	H15T1Y + 2.064%
	3.950%, 04/01/34 (a)	282,756
198,778	11th District Cost of Funds Index + 1.250%
	2.265%, 07/01/34 (a)	195,653
433,723	11th District Cost of Funds Index + 1.250%
	2.265%, 08/01/34 (a)	427,516
45,357	6.000%, 09/01/34	48,795
2,338	6.000%, 10/01/34	2,522
285,624	12 Month LIBOR USD + 1.771%
	4.211%, 07/01/37 (a)	299,441
100,616	6.500%, 11/01/37	103,834
23,960	6.000%, 06/01/38	25,776
28,507	6.000%, 09/01/38	30,667
11,386	6.000%, 09/01/38	12,354
6,588	6.000%, 11/01/38	7,088
4,881	6.000%, 10/01/39	5,251
1,752,190	12 Month LIBOR USD + 1.749%
	2.428%, 05/01/42 (a)	1,809,401
361,138	11th District Cost of Funds Index + 1.250%
	2.265%, 08/01/44 (a)	356,057
		15,573,522
	Government National Mortgage Association - 0.54%
19,628	7.000%, 04/15/26	20,698
146,728	H15T1Y + 2.000%
	4.125%, 04/20/34 (a)	148,249
705,516	H15T1Y + 1.500%
	3.625%, 06/20/34 (a)	730,217
598,978	H15T1Y + 1.500%
	3.750%, 08/20/34 (a)	621,574
61,001	H15T1Y + 1.500%
	3.625%, 05/20/42 (a)	62,502
46,971	H15T1Y + 1.500%
	3.625%, 06/20/42 (a)	48,120

239,321	H15T1Y + 1.500%
	3.750%, 07/20/42 (a)	244,303
23,335	H15T1Y + 1.500%
	3.125%, 10/20/42 (a)	23,978
51,843	H15T1Y + 1.500%
	3.125%, 12/20/42 (a)	53,280
		1,952,921
	Total Mortgage-Backed Obligations	21,354,401
	(Cost $21,614,074)

AGENCY DEBENTURES - 1.80%
	Federal Home Loan Banks - 0.90%
3,310,000	0.875%, 08/05/19	3,270,644
		3,270,644
	Other Agency Debentures - 0.90%
	Sri Lanka Government AID Bond
3,250,000	3 Month LIBOR USD + 0.300%
	2.991%, 11/01/24 (a)(f)	3,250,000
		3,250,000
	Total Agency Debentures	6,520,644
	(Cost $6,558,546)

U.S. TREASURY OBLIGATIONS - 2.75%
10,000,000	2.210%, 01/31/19 (g)	9,962,510
	Total U.S. Treasury Obligations	9,962,510
	(Cost $9,963,468)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 32.35%
	FREMF Multifamily Aggregation Risk Transfer Trust
14,650,000	Series 2017-KT01, Class A
	1 Month LIBOR USD + 0.320%
	2.626%, 02/25/20 (a)	14,645,391
	FHLMC, Multifamily Structured Pass Through Certificates
8,120,844	Series K-709, Class A2
	2.086%, 03/25/19 (c)(d)	8,097,161
10,208,693	Series K-710, Class A2
	1.883%, 05/25/19 (c)(d)	10,165,560
1,773,684	Series K-712, Class A2
	1.869%, 11/25/19 (c)(d)	1,757,150
1,465,588	Series K-713, Class A2
	2.313%, 03/25/20 (c)(d)	1,453,587
5,500,000	Series K-009, Class A2
	3.808%, 08/25/20 (c)(d)	5,537,484
5,113,430	Series K-P02, Class A2
	2.355%, 04/25/21 (a)(c)(d)	5,086,580
7,279,194	Series K-031, Class A1
	2.778%, 09/25/22 (c)(d)	7,237,066
6,904,742	Series K-LH3, Class A
	1 Month LIBOR USD + 0.700%

	3.007%, 11/25/22 (a)(d)	6,900,421
3,568,777	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	2.667%, 02/25/24 (a)	3,562,062
9,866,715	Series K-F31, Class A
	1 Month LIBOR USD + 0.370%
	2.677%, 04/25/24 (a)(d)	9,851,244
1,000,000	Series K-BF1, Class A
	1 Month LIBOR USD + 0.390%
	2.697%, 07/25/24 (a)	1,001,536
8,999,437	Series K-F49, Class A
	1 Month LIBOR USD + 0.340%
	2.647%, 06/25/25 (a)(d)	8,959,946
4,101,286	Series K-F30, Class A
	1 Month LIBOR USD + 0.370%
	2.677%, 03/25/27 (a)(d)	4,088,433
10,000,000	Series K-F48, Class A
	1 Month LIBOR USD + 0.290%
	2.597%, 06/25/28 (a)(d)	9,909,088
5,000,000	Series K-F50, Class A
	1 Month LIBOR USD + 0.400%
	2.715%, 07/25/28 (a)(d)	4,990,613
6,250,000	Series K-F52, Class A
	1 Month LIBOR USD + 0.420%
	2.727%, 09/25/28 (a)(d)	6,249,996
	FNMA
2,127,247	Series 2014-M5, Class ASQ2
	2.034%, 03/25/19 (c)	2,121,601
2,204,785	Series 2014-M10, Class ASQ2
	2.171%, 09/25/19 (a)(c)	2,190,013
3,342,142	Series 2017-M5, Class FA
	1 Month LIBOR USD + 0.490%
	2.772%, 04/25/24 (a)	3,351,810
	Total U.S. Government-Backed Obligations	117,156,742
	(Cost $117,712,847)

REPURCHASE AGREEMENTS - 16.37%
9,300,000	Amherst Pierpoint Securities, 2.37%, Dated 11/30/18,
	matures 12/03/18, repurchase price $9,301,837
	(collateralized by $11,008,924 par amount of GNMA, FNMA, and
	Federal National Mortgage Backed Securities of 0.000% to 6.500%
	due 12/25/24 to 05/20/65, total market value $9,704,409)	9,300,000
3,000,000	INTL FCStone Financial, Inc., 2.37%, Dated 11/30/18,
	matures 12/03/18, repurchase price $3,000,593
	(collateralized by $4,192,387 par amount of FNMA and
	Federal National Mortgage Backed Securities of 2.500% to 4.000%
	due 04/01/27 to 11/01/48, total market value $3,050,854)	3,000,000
32,000,000	RBC Capital Markets, 2.51%, Dated 11/30/18,

matures 01/04/19, repurchase price $32,078,089
(collateralized by $30,791,977 par amount of Domestic Municipal Securities of 4.000% to 7.620% due 04/01/20 to 08/15/48, total market value
	$33,206,818)	32,000,000
15,000,000	Amherst Pierpoint Securities, 2.75%, Dated 11/29/18,
matures 12/31/18, repurchase price $15,036,667
(collateralized by $14,965,066 par amount of GNMA, FNMA, and Federal
National Mortgage Backed Securities of 2.581% to 5.000% due 04/20/44 to
	11/25/48, total market value $16,141,293)	15,000,000
	Total Repurchase Agreements	59,300,000
(Cost $59,300,000)
	Total Investments - 99.05%	358,720,873
(Cost $359,971,806)
	Net Other Assets and Liabilities - 0.95%	3,440,390
	Net Assets - 100.00%	$ 362,161,263

(a)
Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2018. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b) The security has PAC (Planned Amortization Class) collateral.
(c) The security has Sequential collateral.
(d) The security has Structured collateral.
(e) The security has Support collateral.
(f) Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of
November 30, 2018, this security amounted to $3,250,000 or 0.90% of net assets. Investment categorized as a significant unobservable input (Level 3).
(g) Discount Note. Rate shown is yield at the time of purchase.

Explanation of Abbreviations and Acronyms:

CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans
GNMA	Government National Mortgage Association
H15BDI6M	US Treasury Bill 3 Month Auction High Discount Rate
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
H15T3Y	US Treasury Yield Curve Rate T-Note Constant Maturity 3 Year
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments – November 30, 2018 (Unaudited)

Par Value		Value
CORPORATE BONDS - 15.20%
	Financials - 15.20%
$ 2,000,000	Associated Bank NA,
	3.500%, 08/13/21	$ 1,983,525
4,000,000	Capital One NA,
	2.950%, 07/23/21	3,906,384
2,500,000	2.250%, 09/13/21	2,383,665
5,000,000	Citibank NA,
	3 Month LIBOR USD + 0.350%
	2.968%, 02/12/21 (a)	4,971,450
2,575,000	Citizens Bank NA,
	3 Month LIBOR USD + 0.570%
	3.259%, 05/26/20 (a)	2,574,249
1,000,000	2.200%, 05/26/20	980,970
2,000,000	2.250%, 10/30/20	1,946,103
5,000,000	Compass Bank,
	3 Month LIBOR USD + 0.730%
	3.061%, 06/11/21 (a)	4,989,708
1,500,000	Fifth Third Bank,
	2.875%, 10/01/21	1,472,571
5,500,000	Huntington National Bank,
	3.250%, 05/14/21	5,454,568
11,250,000	Manufacturers & Traders Trust Co.,
	3 Month LIBOR USD + 0.610%
	3.250%, 05/18/22 (a)	11,305,035
5,592,000	PNC Bank NA,
	2.150%, 04/29/21	5,407,989
3,000,000	2.550%, 12/09/21	2,913,461
5,200,000	Regions Bank,
	3 Month LIBOR USD + 0.380%
	2.776%, 04/01/21 (a)	5,156,682
5,000,000	Wells Fargo Bank NA,
	3 Month LIBOR USD + 0.510%
	2.987%, 10/22/21 (a)	4,980,700
	Total Corporate Bonds	60,427,060
	(Cost $61,082,506)

COLLATERALIZED MORTGAGE OBLIGATIONS - 20.93%
	Federal Home Loan Mortgage Corporation REMIC - 5.07%
14,449	Series 1448, Class F
	1 Month LIBOR USD + 1.400%

	3.707%, 12/15/22 (a)(b)	14,753
261,018	Series 2868, Class AV
	5.000%, 08/15/24 (b)(d)	267,006
68,534	Series 3777, Class DA
	3.500%, 10/15/24 (b)	68,531
157,485	Series 1980, Class Z
	7.000%, 07/15/27 (b)	172,280
1,740,483	Series 3346, Class FT
	1 Month LIBOR USD + 0.350%
	2.657%, 10/15/33 (a)(c)(d)	1,748,475
1,451,874	Series 3471, Class FB
	1 Month LIBOR USD + 1.000%
	3.307%, 08/15/35 (a)	1,487,906
739,413	Series 3208, Class FH
	1 Month LIBOR USD + 0.400%
	2.707%, 08/15/36 (a)	742,309
2,200,633	Series 3208, Class FA
	1 Month LIBOR USD + 0.400%
	2.707%, 08/15/36 (a)	2,209,253
1,743,273	Series 3371, Class FA
	1 Month LIBOR USD + 0.600%
	2.907%, 09/15/37 (a)	1,759,949
440,386	Series 3367, Class YF
	1 Month LIBOR USD + 0.550%
	2.857%, 09/15/37 (a)	443,983
786,997	Series 4248, Class QF
	1 Month LIBOR USD + 0.500%
	2.807%, 06/15/39 (a)(d)	791,553
1,443,077	Series 4316, Class FY
	1 Month LIBOR USD + 0.400%
	2.707%, 11/15/39 (a)(b)	1,448,799
316,737	Series 3827, Class KF
	1 Month LIBOR USD + 0.370%
	2.677%, 03/15/41 (a)	317,736
45,576	Series 4109, Class EC
	2.000%, 12/15/41 (b)(d)	35,195
1,386,486	Series 4272, Class FD
	1 Month LIBOR USD + 0.350%
	2.657%, 11/15/43 (a)	1,398,598
2,377,369	Series 4606, Class FL
	1 Month LIBOR USD + 0.500%
	2.807%, 12/15/44 (a)(d)	2,395,189
4,849,228	Series 4784, Class PK
	3.500%, 06/15/45 (c)	4,861,975
		20,163,490
	Federal National Mortgage Association REMIC - 7.43%
734	Series 2009-70, Class TN

	4.000%, 08/25/19	734
732	Series 2009-70, Class TM
	4.000%, 08/25/19	732
1,571	Series G92-44, Class Z
	8.000%, 07/25/22	1,648
302,085	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400%
	2.715%, 06/25/36 (a)	302,094
323,905	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400%
	2.715%, 08/25/36 (a)(c)	323,896
195,139	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	2.765%, 08/25/37 (a)	196,508
1,251,764	Series 2014-19, Class FA
	1 Month LIBOR USD + 0.400%
	2.715%, 11/25/39 (a)(b)	1,256,876
1,416,921	Series 2014-19, Class FJ
	1 Month LIBOR USD + 0.400%
	2.715%, 11/25/39 (a)(b)	1,422,571
271,793	Series 2010-123B, Class FL
	1 Month LIBOR USD + 0.430%
	2.745%, 11/25/40 (a)(c)	273,588
933,289	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400%
	2.715%, 04/25/41 (a)(c)	938,039
517,486	Series 2015-92, Class PA
	2.500%, 12/25/41 (c)(d)	497,217
638,325	Series 2012-38, Class JE
	3.250%, 04/25/42 (c)	612,795
1,661,910	Series 2012-71, Class FL
	1 Month LIBOR USD + 0.500%
	2.815%, 07/25/42 (a)	1,679,936
5,974,803	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400%
	2.715%, 09/25/46 (a)	5,997,841
6,553,974	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500%
	2.815%, 11/25/46 (a)	6,539,807
4,228,590	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400%
	2.715%, 05/25/47 (a)	4,243,674
3,972,644	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350%
	2.665%, 01/25/48 (a)	3,966,147
1,258,577	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840%

	3.155%, 04/25/48 (a)(d)	1,277,130
		29,531,233
	Government National Mortgage Association - 8.25%
4,158,888	Series 2017-H09, Class FJ
	1 Month LIBOR USD + 0.500%
	2.774%, 03/20/67 (a)	4,170,257
4,216,547	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520%
	2.794%, 03/20/67 (a)	4,237,289
4,647,511	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400%
	2.674%, 01/20/68 (a)	4,646,943
10,038,020	Series 2018-H09, Class FC
	12 Month LIBOR USD + 0.150%
	2.860%, 06/20/68 (a)	10,010,513
9,813,771	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080%
	2.860%, 06/20/68 (a)	9,754,323
		32,819,325
	National Credit Union Administration - 0.18%
390,740	Series 2011-R2, Class 1A
	1 Month LIBOR USD + 0.400%
	2.718%, 02/06/20 (a)(d)	390,728
316,562	Series 2011-R3, Class 1A
	1 Month LIBOR USD + 0.400%
	2.715%, 03/11/20 (a)(d)	316,975
		707,703
	Total Collateralized Mortgage Obligations	83,221,751
	(Cost $83,189,765)

MORTGAGE-BACKED OBLIGATIONS - 29.06%
	Federal Home Loan Mortgage Corporation - 0.38%
41,978	12 Month LIBOR USD + 1.735%
	3.485%, 01/01/34 (a)	43,699
89,828	12 Month LIBOR USD + 1.840%
	4.336%, 11/01/34 (a)	94,148
320,233	H15T1Y + 2.250%
	4.084%, 08/01/35 (a)	337,678
405,706	12 Month LIBOR USD + 1.769%
	3.879%, 05/31/36(a)	425,362
609,165	12 Month LIBOR USD + 1.890%
	2.592%, 03/01/42 (a)	623,413
		1,524,300
	Federal Home Loan Mortgage Corporation Gold - 10.20%
10,709	5.500%, 02/01/19	10,706
6,000	5.500%, 01/01/20	6,024
137,820	5.000%, 04/01/20	140,138

16,065	4.500%, 10/01/20	16,364
2,669	3.500%, 12/01/20	2,677
9,409	3.500%, 10/01/22	9,436
8,318,384	2.000%, 12/01/31	7,811,225
96,694	5.000%, 08/01/35	101,625
13,950	5.000%, 12/01/35	14,797
4,305,881	3.000%, 01/01/37	4,181,103
4,309,708	3.000%, 02/01/37	4,184,766
6,424,011	3.500%, 02/01/37	6,405,589
6,003,244	3.500%, 03/01/37	5,986,029
134,054	5.000%, 03/01/37	142,037
283,667	5.000%, 05/01/37	300,394
223,511	5.000%, 02/01/38	236,221
78,831	5.000%, 03/01/38	83,298
64,381	5.000%, 09/01/38	68,078
218,017	5.000%, 12/01/38	230,524
142,122	5.000%, 01/01/39	150,287
10,000,000	5.000%, 12/15/40 TBA (e)	10,459,375
		40,540,693
	Federal National Mortgage Association - 18.36%
23,609	3.500%, 09/01/20	23,688
1,993	3.500%, 10/01/20	2,000
8,890	3.500%, 03/01/21	8,920
7,411,685	2.669%, 08/01/22	7,296,150
18,000,000	3.000%, 12/15/25 TBA (e)	17,758,854
148,181	5.000%, 03/01/27	153,987
27,810	7.000%, 08/01/28	27,817
62,770	7.000%, 08/01/28	63,836
223,648	7.000%, 11/01/28	236,672
131,039	2.500%, 02/01/32	126,434
15,354	7.000%, 02/01/32	16,669
29,707	H15T1Y + 2.235%
	4.110%, 05/01/32 (a)	29,642
87,364	7.000%, 05/01/32	92,992
198,639	H15T1Y + 2.625%
	4.561%, 09/01/32 (a)	206,133
9,298	7.000%, 09/01/32	9,346
11,204,773	4.000%, 04/01/33	11,432,397
316,266	H15T1Y + 2.215%
	4.392%, 07/01/33 (a)	333,591
155,933	12 Month LIBOR USD + 1.537%
	4.412%, 11/01/33 (a)	160,176
249,880	H15T1Y + 2.215%
	3.726%, 12/01/33 (a)	259,521
53,101	12 Month LIBOR USD + 1.715%
	4.465%, 03/01/34 (a)	55,364
249,469	12 Month LIBOR USD + 1.546%

	3.984%, 04/01/34 (a)	260,681
86,437	H15T1Y + 2.185%
	4.435%, 08/01/34 (a)	91,256
1,168	6.000%, 09/01/34	1,277
139,494	12 Month LIBOR USD + 1.704%
	4.564%, 10/01/34 (a)	146,171
70,466	12 Month LIBOR USD + 1.631%
	3.756%, 03/01/35 (a)	73,424
266,973	12 Month LIBOR USD + 1.720%
	4.095%, 04/01/35 (a)	280,350
245,984	12 Month LIBOR USD + 1.418%
	3.556%, 05/01/35 (a)	255,009
287,665	H15T1Y + 2.313%
	4.188%, 05/01/35 (a)	304,787
1,898,651	4.000%, 06/01/35	1,925,548
132,354	6 Month LIBOR USD + 1.412%
	3.887%, 06/01/35 (a)	135,577
424,945	12 Month LIBOR USD + 1.750%
	4.500%, 08/01/35 (a)	446,466
194,055	6 Month LIBOR USD + 1.513%
	4.014%, 08/01/35 (a)	200,520
239,453	12 Month LIBOR USD + 2.435%
	5.185%, 09/01/35 (a)	254,630
198,859	H15T1Y + 2.085%
	4.440%, 10/01/35 (a)	208,533
722,972	12 Month LIBOR USD + 1.559%
	4.049%, 11/01/35 (a)	752,046
414,742	12 Month LIBOR USD + 1.737%
	3.820%, 03/01/36 (a)	435,307
360,002	12MTA + 2.430%
	4.360%, 04/01/36 (a)	374,793
71,006	5.000%, 10/01/39	75,284
2,252,815	12 Month LIBOR USD + 1.749%
	2.428%, 05/01/42 (a)	2,326,372
997,992	12 Month LIBOR USD + 1.700%
	2.762%, 06/01/42 (a)	1,037,607
1,569,694	12 Month LIBOR USD + 1.679%
	2.255%, 10/01/42 (a)	1,607,199
1,333,664	12 Month LIBOR USD + 1.583%
	2.565%, 12/01/44 (a)	1,351,234
21,540,639	4.500%, 06/01/48	22,159,517
		72,997,777
	Government National Mortgage Association - 0.12%
67,179	H15T1Y + 1.500%
	3.625%, 05/20/42 (a)	68,831
53,450	H15T1Y + 1.500%
	3.625%, 06/20/42 (a)	54,757

265,055	H15T1Y + 1.500%
	3.750%, 07/20/42 (a)	270,572
26,554	H15T1Y + 1.500%
	3.125%, 10/20/42 (a)	27,285
57,994	H15T1Y + 1.500%
	3.125%, 12/20/42 (a)	59,601
		481,046
	Total Mortgage-Backed Obligations	115,543,816
	(Cost $116,954,671)

U.S. TREASURY OBLIGATIONS - 4.85%
	United States Treasury Notes & Bonds - 4.85%
15,730,000	1.250%, 01/31/19	15,702,868
3,600,000	0.875%, 06/15/19	3,567,375
	Total U.S. Treasury Obligations	19,270,243
	(Cost $19,336,392)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 28.95%
	FREMF Multifamily Aggregation Risk Transfer Trust
5,635,000	Series 2017-KT01, Class A
	1 Month LIBOR USD + 0.320%
	2.626%, 02/25/20 (a)	5,633,227
	FHLMC, Multifamily Structured Pass Through Certificates
5,637,884	Series K-P02, Class A2
	2.355%, 04/25/21 (a)(b)(d)	5,608,280
10,000,000	Series K-J18, Class A2
	3.065%, 08/25/22 (b)(d)	9,946,588
6,904,742	Series K-LH3, Class A
	1 Month LIBOR USD + 0.700%
	3.007%, 11/25/22 (a)(d)	6,900,421
4,167,000	Series K-031, Class A2
	3.300%, 04/25/23 (a)(b)(d)	4,169,612
2,346,644	Series K-726, Class A1
	2.596%, 08/25/23 (b)(d)	2,311,942
948,237	Series K-727, Class A1
	2.632%, 10/25/23 (b)(d)	934,025
8,152,126	Series K-J14, Class A1
	2.197%, 11/25/23 (b)(d)	7,872,303
3,568,777	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	2.667%, 02/25/24 (a)	3,562,062
9,207,990	Series K-F31, Class A
	1 Month LIBOR USD + 0.370%
	2.677%, 04/25/24 (a)(d)	9,193,552
5,000,000	Series K-726, Class AM
	2.985%, 04/25/24 (b)(d)	4,913,999
10,000,000	Series K-728, Class AM

	3.133%, 08/25/24 (a)(b)(d)	9,823,284
4,860,696	Series K-F49, Class A
	1 Month LIBOR USD + 0.340%
	2.647%, 06/25/25 (a)(d)	4,839,366
10,000,000	Series K-C02, Class A2
	3.370%, 07/25/25 (b)	9,931,438
12,000,000	Series K-733, Class AM
	3.750%, 09/25/25 (a)(d)	12,171,450
866,927	Series K-F27, Class A
	1 Month LIBOR USD + 0.420%
	2.727%, 12/25/26 (a)(d)	866,115
8,202,571	Series K-F30, Class A
	1 Month LIBOR USD + 0.370%
	2.677%, 03/25/27 (a)(d)	8,176,867
	FNMA
717,946	Series 2014-M5, Class ASQ2
	2.034%, 03/25/19 (b)	716,041
1,763,828	Series 2014-M10, Class ASQ2
	2.171%, 09/25/19 (a)(b)	1,752,010
2,941,649	Series 2013-M6, Class 2A
	2.610%, 03/25/23 (a)	2,874,013
2,911,049	Series 2018-M1, Class A1
	3.086%, 12/25/27 (a)(b)	2,900,495
	Total U.S. Government-Backed Obligations	115,097,090
	(Cost $116,214,921)

REPURCHASE AGREEMENTS - 7.85%
3,200,000	INTL FCStone Financial, Inc., 2.37%, Dated 11/30/18
	matures 12/03/18, repurchase price $3,200,632	3,200,000
	(collateralized by $3,338,020 par amount of United States
	Treasury Bills, GNMA, and FNMA Securities of 2.500% to 3.500%
	due 03/31/23 to 12/16/56, total market value $3,258,091)
10,000,000	INTL FCStone Financial, Inc., 2.30%, Dated 11/15/18
	matures 12/13/18, repurchase price $10,017,889	10,000,000
	(collateralized by $13,537,130 par amount of GNMA, FNMA
	and Federal National Mortgage Backed Securities 2.000% to 6.000%
	due 09/01/20 to 12/1/48, total market value $10,168,487)
18,000,000	Amherst Pierpoint Securities, 2.30%, Dated 11/15/18
	matures 12/18/18, repurchase price $18,037,950	18,000,000
	(collateralized by $31,375,953 par amount of a United States Treasury Bill,
	GNMA, FNMA, and Federal National Mortgage Backed Securities of
	0.000% to 7.500% due 10/15/19 to 05/20/65, total market value $18,284,576)
		31,200,000
	Total Repurchase Agreements	31,200,000
(Cost $31,200,000)

REGISTERED INVESTMENT COMPANY - 0.12%
478,648	First American Government Obligations Fund - Class X
	2.122%, 12/01/31 (f)	478,648
	Total Registered Investment Company	478,648
	(Cost $478,648)

	Total Investments - 106.96%	425,238,608
	(Cost $428,456,903)
	Net Other Assets and Liabilities - (6.96)%	(27,668,725)
	Net Assets - 100.00%	$ 397,569,883

(a)
Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2018. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b) The security has Sequential collateral.
(c) The security has PAC (Planned Amortization Class) collateral.
(d) The security has Structured collateral.
(e) Represents or includes a TBA (To Be Announced) transaction.
(f) Seven day yield as of November 30, 2018.

Explanation of Abbreviations and Acronyms:
12MTA	Federal Reserve US 12-Month Cumulative Average 1 Year Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans
GNMA	Government National Mortgage Association
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit

NOTES TO PORTFOLIO OF INVESTMENTS
November 30, 2018 (Unaudited)

A. Investment Valuation
For the Ultra-Short Duration Government and Short Duration Portfolios (collectively, the “Portfolios” or individually, a “Portfolio”) investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

	Level 1	–	quoted prices in active markets for identical securities
	Level 2	–	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3	–	significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Transfers in and out of Level 1, Level 2 and Level 3 are based on values at the end of the current quarter. For the three months ended November 30, 2018, there were no transfers in or out of Level 1, Level 2 and Level 3 for the Portfolios.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio’s net assets as of November 30, 2018 is as follows:

	Ultra-Short Duration Government Portfolio
	Total Market Value at 11/30/2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Asset-Backed Securities	$895,588	$-	$895,588	$-
Collateralized Mortgage Obligations	103,407,413	-	103,407,413	-
Mortgage-Backed Obligations	21,354,401	-	21,354,401	-
Agency Debentures	6,520,644	-	3,270,644	3,250,000
Corporate Bonds	40,123,575	-	40,123,575	-
U.S. Treasury Obligations	9,962,510	-	9,962,510	-
U.S. Government-Backed Obligations	117,156,742	-	117,156,742	-
Repurchase Agreements	59,300,000	-	59,300,000	-
	$358,720,873	$-	$355,470,873	$3,250,000

	Short Duration Government Portfolio
	Total Market Value at 11/30/2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Corporate Bonds	$60,427,060	$-	$60,427,060	$-
Collateralized Mortgage Obligations	83,221,751	-	83,221,751	-
Mortgage-Backed Obligations	115,543,816	-	115,543,816	-
U.S. Treasury Obligations	19,270,243	-	19,270,243	-
U.S. Government-Backed Obligations	115,097,090	-	115,097,090	-
Repurchase Agreements	31,200,000	-	31,200,000	-
Registered Investment Company	478,648	478,648	-	-
	425,238,608	478,648	424,759,960	-

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of November 30, 2018:
Ultra-Short Duration Government Portfolio
Fair Value, as of August 31, 2018	3,250,000
Gross sales	-
Fair Value, as of November 30, 2018	3,250,000

For additional information regarding the Portfolios’ policy for valuation of investments or other significant accounting policies, please refer to the Portfolios’ most recent Semi-Annual or Annual Report.

B. Security Transactions and Investment Income
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

D. When-Issued Securities
Consistent with National Credit Union Administration rules and regulations, the Portfolios may purchase or sell when-issued securities, including TBA (To Be Announced) securities that have been authorized, but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. At November 30, 2018, the Ultra-Short Duration Portfolio and the Short Duration Portfolio held TBA securities  $0 and $28,218,229 respectively.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Trust for Credit Unions

By (Signature and Title)* /s/ Jay E. Johnson
         Jay E. Johnson, President & Treasurer
         (principal executive officer and principal financial officer)

Date      January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jay E. Johnson
         Jay E. Johnson, President & Treasurer
         (principal executive officer and principal financial officer)

Date       January 25, 2019

* Print the name and title of each signing officer under his or her signature.